9. Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Formula [Abstract]
Fixed interest rate	R$ 292,884,352	R$ 258,760,620	R$ 240,772,724
Floating rate	124,937,674	88,496,040	81,160,466
Total	R$ 417,822,026	R$ 347,256,660	R$ 321,933,190